Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between what is defined under Item 402(v) of the Regulation S-K as “compensation actually paid,” (“CAP”), to our Principal Executive Officer (“PEO”) and non-PEO NEOs and certain financial performance measures of the Company. The CAP amounts are calculated using a new methodology prescribed by the SEC rules and differ significantly from the Summary Compensation Table (“SCT”) calculation of executive compensation. The CAP values do not represent amounts actually earned or paid to our NEOs, including with respect to RSUs and PSUs, which remain subject to forfeiture if the vesting conditions are not satisfied. Because CAP values are based on our stock price as of particular dates, the amounts shown in the tables below reflect the fluctuations in our stock price including our stock price at the time of our IPO and the volatility in our stock price since that time and could have been substantially different if other dates were chosen. The Compensation Committee does not utilize CAP as a basis for making compensation decisions. For further information concerning our overall compensation philosophy and how we align executive compensation with our performance, please refer to “Named Executive Officer Compensation - Compensation Discussion and Analysis.”

Pay-Versus-Performance Table

Year(1)	SCT Total for PEO(2)	CAP to PEO(3)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non- PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(6)
					Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	$1,730,609	$2,557,529	$3,128,650	$4,710,326	$32.87	$114.25	$1,360,000,000
2022	$1,931,296	$(49,687,096)	$5,935,509	$(23,859,450)	$29.87	$80.23	$(92,042,000)
2021	$1,587,989	$684,330,158	$1,492,346	$46,444,743	$59.65	$122.09	$(1,542,590,000)
1.	Represents all years for which the Company is required to report under Item 402(v) of Regulation S-K. The Company first became a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act in 2021.
2.	Represents total compensation reported for our PEO or the average total compensation reported for our non-PEO NEOs as a group, as applicable, for each corresponding year in the “Total” column of the SCT. Please refer to “Executive Compensation - Executive Compensation Tables - 2023 Summary Compensation Table.” The names of non-PEO NEOs included for purposes of calculating the average amounts of total compensation for both 2021 and 2022 are as follows: Gaurav Anand, our Chief Financial Officer; Hanseung Kang, our Representative Director, Business Management; Harold Rogers, our General Counsel & Chief Administrative Officer; and Thuan Pham, our former Chief Technology Officer. The names of non-PEO NEOs included for purposes of calculating the average amounts of total compensation for 2023 are as follows: Gaurav Anand, our Chief Financial Officer; Hanseung Kang, our Representative Director, Business Management; Harold Rogers, our General Counsel & Chief Administrative Officer; and Tae Jung Kim, our former Vice President of Digital Customer Experience.
3.	The amounts in these columns are computed in accordance with Item 402(v) of Regulation S-K and do not represent amounts earned or realized by, or paid to, the NEO during the applicable year. The CAP amounts for 2021 include, among other awards, several equity grants that were awarded separately over various years since our incorporation prior to our IPO but vested at the same time at our IPO in accordance with their terms. The CAP amounts for such awards have since significantly decreased, as shown in columns (f) and (g). The following detailed breakdown tables describe the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the related SCT amounts. The CAP and SCT amounts do not reflect the actual amount of compensation earned or realized by, or paid to, the applicable NEO during the applicable year, but rather are amounts determined in accordance with SEC rules contained in Item 402 of Regulation S-K under the Exchange Act:
PEO SCT to CAP Reconciliation:
Year	Reported SCT Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments*	CAP to PEO
2023	$1,730,609	$0	$826,920	$2,557,529

* PEO Equity Award Adjustment Reconciliation:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$0	$(309,372)	$0	$1,136,292	$0	---	$826,920

Average Non-PEO NEO SCT to CAP Reconciliation:
Year	Average Reported SCT Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Equity Award Adjustments**	Average CAP to Non-PEO NEOs
2023	$3,128,650	$1,428,090	$3,009,766	$4,710,326

** Average Non-PEO NEO Equity Award Adjustment Reconciliation:
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Average Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$1,445,192	$898,221	$48,625	$617,728	$0	---	$3,009,766

4.	Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our Class A common stock at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period was March 11, 2021, the date our Class A common stock began trading on the NYSE.
5.	Reflects the cumulative TSR on our Class A common stock relative to that of the Standard & Poor’s 500 Retailing Sector Index (S&P 500 Retailing), which is the index included in our Performance Graph in our 2023 Annual Report.
6.	Represents the amount of net loss reflected in our audited financial statements for each applicable year.

Company Selected Measure Name	we have not included a “Company-Selected Measure”
Named Executive Officers, Footnote	Represents total compensation reported for our PEO or the average total compensation reported for our non-PEO NEOs as a group, as applicable, for each corresponding year in the “Total” column of the SCT. Please refer to “Executive Compensation - Executive Compensation Tables - 2023 Summary Compensation Table.” The names of non-PEO NEOs included for purposes of calculating the average amounts of total compensation for both 2021 and 2022 are as follows: Gaurav Anand, our Chief Financial Officer; Hanseung Kang, our Representative Director, Business Management; Harold Rogers, our General Counsel & Chief Administrative Officer; and Thuan Pham, our former Chief Technology Officer. The names of non-PEO NEOs included for purposes of calculating the average amounts of total compensation for 2023 are as follows: Gaurav Anand, our Chief Financial Officer; Hanseung Kang, our Representative Director, Business Management; Harold Rogers, our General Counsel & Chief Administrative Officer; and Tae Jung Kim, our former Vice President of Digital Customer Experience.
Peer Group Issuers, Footnote	Reflects the cumulative TSR on our Class A common stock relative to that of the Standard & Poor’s 500 Retailing Sector Index (S&P 500 Retailing), which is the index included in our Performance Graph in our 2023 Annual Report.
PEO Total Compensation Amount	$ 1,730,609	$ 1,931,296	$ 1,587,989
PEO Actually Paid Compensation Amount	$ 2,557,529	(49,687,096)	684,330,158
Adjustment To PEO Compensation, Footnote	The amounts in these columns are computed in accordance with Item 402(v) of Regulation S-K and do not represent amounts earned or realized by, or paid to, the NEO during the applicable year. The CAP amounts for 2021 include, among other awards, several equity grants that were awarded separately over various years since our incorporation prior to our IPO but vested at the same time at our IPO in accordance with their terms. The CAP amounts for such awards have since significantly decreased, as shown in columns (f) and (g). The following detailed breakdown tables describe the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the related SCT amounts. The CAP and SCT amounts do not reflect the actual amount of compensation earned or realized by, or paid to, the applicable NEO during the applicable year, but rather are amounts determined in accordance with SEC rules contained in Item 402 of Regulation S-K under the Exchange Act:
PEO SCT to CAP Reconciliation:
Year	Reported SCT Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments*	CAP to PEO
2023	$1,730,609	$0	$826,920	$2,557,529

* PEO Equity Award Adjustment Reconciliation:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$0	$(309,372)	$0	$1,136,292	$0	---	$826,920

Non-PEO NEO Average Total Compensation Amount	$ 3,128,650	5,935,509	1,492,346
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,710,326	(23,859,450)	46,444,743
Adjustment to Non-PEO NEO Compensation Footnote	The amounts in these columns are computed in accordance with Item 402(v) of Regulation S-K and do not represent amounts earned or realized by, or paid to, the NEO during the applicable year. The CAP amounts for 2021 include, among other awards, several equity grants that were awarded separately over various years since our incorporation prior to our IPO but vested at the same time at our IPO in accordance with their terms. The CAP amounts for such awards have since significantly decreased, as shown in columns (f) and (g). The following detailed breakdown tables describe the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the related SCT amounts. The CAP and SCT amounts do not reflect the actual amount of compensation earned or realized by, or paid to, the applicable NEO during the applicable year, but rather are amounts determined in accordance with SEC rules contained in Item 402 of Regulation S-K under the Exchange Act:
Average Non-PEO NEO SCT to CAP Reconciliation:
Year	Average Reported SCT Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Equity Award Adjustments**	Average CAP to Non-PEO NEOs
2023	$3,128,650	$1,428,090	$3,009,766	$4,710,326

** Average Non-PEO NEO Equity Award Adjustment Reconciliation:
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Average Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$1,445,192	$898,221	$48,625	$617,728	$0	---	$3,009,766

Compensation Actually Paid vs. Total Shareholder Return

Relationships Between Pay and Performance

CAP and TSR - Over the last three years, our TSR has decreased by approximately 44.9%, from $59.65 to $32.87, while the CAP to our PEO decreased by approximately 99.6%, from $684,330,158 to $2,557,529, the average CAP to our non-PEO NEOs as a group decreased by approximately 89.9% from $46,444,743 to $4,710,326, and our peer group TSR decreased by 6.4%, from $122.09 to $114.25.

Total Stockholder Return Graph - The graph below compares the cumulative total stockholder return on our Class A common stock with the cumulative total return on the S&P 500 Index (“S&P 500”) and the S&P 500 Retailing Index (“S&P 500 Retailing”). The graph assumes $100 was invested at the market close on March 11, 2021, which was the first day our Class A common stock began trading. Data for the S&P 500 Index and S&P 500 Retailing Index assume reinvestment of dividends. The graph uses the closing market price on March 11, 2021 of $49.25 per share as the initial value of our Class A common stock. The comparisons in the graph below are based upon historical data and are not indicative of, nor intended to forecast, future performance of our Class A common stock.

Compensation Actually Paid vs. Net Income

Relationships Between Pay and Performance

CAP and Net Income - Over the last three years, our net loss reduced by approximately 188.1%, from $(1,542,590,000) to $1,360,000,000. During the same period, the CAP to our PEO decreased by approximately 99.6%, and the average CAP to our non-PEO NEOs as a group decreased by approximately 89.9%. The reason for the divergence is that CAP measures the change in stock price to equity held and vested or unvested by our NEOs.

Total Shareholder Return Vs Peer Group

Relationships Between Pay and Performance

CAP and TSR - Over the last three years, our TSR has decreased by approximately 44.9%, from $59.65 to $32.87, while the CAP to our PEO decreased by approximately 99.6%, from $684,330,158 to $2,557,529, the average CAP to our non-PEO NEOs as a group decreased by approximately 89.9% from $46,444,743 to $4,710,326, and our peer group TSR decreased by 6.4%, from $122.09 to $114.25.

Total Stockholder Return Graph - The graph below compares the cumulative total stockholder return on our Class A common stock with the cumulative total return on the S&P 500 Index (“S&P 500”) and the S&P 500 Retailing Index (“S&P 500 Retailing”). The graph assumes $100 was invested at the market close on March 11, 2021, which was the first day our Class A common stock began trading. Data for the S&P 500 Index and S&P 500 Retailing Index assume reinvestment of dividends. The graph uses the closing market price on March 11, 2021 of $49.25 per share as the initial value of our Class A common stock. The comparisons in the graph below are based upon historical data and are not indicative of, nor intended to forecast, future performance of our Class A common stock.

Tabular List, Table

Financial Performance Measures

In the years covered by this table, we did not use any financial performance measures for our executive compensation program. Accordingly, pursuant to the SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures. For more information about our executive compensation program, please refer to “Named Executive Officer Compensation - Compensation Discussion and Analysis” above.

Total Shareholder Return Amount	$ 32.87	29.87	59.65
Peer Group Total Shareholder Return Amount	114.25	80.23	122.09
Net Income (Loss)	1,360,000,000	$ (92,042,000)	$ (1,542,590,000)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	826,920
PEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(309,372)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,136,292
PEO | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,428,090)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,009,766
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,445,192
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	898,221
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,625
Non-PEO NEO | Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	617,728
Non-PEO NEO | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0